Income taxes - Deferred (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities
Deferred tax assets before netting	€ 5,808	€ 7,460
Deferred tax liabilities before netting	(1,639)	(2,162)
Netting of deferred tax liabilities	(1,226)	(1,759)
Netting of deferred tax assets	1,226	1,759
Deferred tax assets after netting	4,582	5,701
Deferred tax liabilities after netting	(413)	(403)
Net deferred tax liability (asset)	4,169	5,298	€ 2,573
Tax losses carried forward and unused tax credits
Deferred tax assets and liabilities
Deferred tax assets before netting	1,019	1,428
Undistributed earnings
Deferred tax assets and liabilities
Deferred tax liabilities before netting	(106)	(67)
Intangible assets and property, plant and equipment
Deferred tax assets and liabilities
Deferred tax assets before netting	2,851	3,713
Deferred tax liabilities before netting	(353)	(501)
Defined benefit pension assets
Deferred tax assets and liabilities
Deferred tax assets before netting	13	3
Deferred tax liabilities before netting	(940)	(1,334)
Other non-current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	85	19
Deferred tax liabilities before netting	(6)	(52)
Inventories
Deferred tax assets and liabilities
Deferred tax assets before netting	157	154
Deferred tax liabilities before netting	(1)	(3)
Other current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	241	81
Deferred tax liabilities before netting	(7)	(66)
Defined benefit pension and other post-retirement liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	933	1,478
Deferred tax liabilities before netting	(60)	(29)
Other non-current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	34	12
Deferred tax liabilities before netting		(2)
Provisions
Deferred tax assets and liabilities
Deferred tax assets before netting	240	249
Deferred tax liabilities before netting	(55)	(6)
Other current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	223	307
Deferred tax liabilities before netting	(78)	(56)
Other temporary differences
Deferred tax assets and liabilities
Deferred tax assets before netting	12	16
Deferred tax liabilities before netting	€ (33)	€ (46)